SCHEDULE OF LEASE – RELATED ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Oct. 21, 2024	Dec. 31, 2023
Assets
Right of use asset – long term	$ 2,127,646	$ 883,029		$ 275,208
Total right of use asset		883,029		275,208
Liabilities
Right of use liability – current	329,278	279,176		151,627
Right of use liability – long-term	1,828,955	628,274		132,488
Total lease liabilities	$ 2,158,233	$ 907,450	$ 988,436	$ 284,115